State Street SPDR MSCI USA Gender Diversity ETF Average Annual Total Returns			12 Months Ended	28 Months Ended	60 Months Ended	65 Months Ended	86 Months Ended	96 Months Ended	118 Months Ended	120 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Gender Diversity Select Index/SSGA Gender Diversity Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.55%		9.61%				11.74%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	21.76%	14.42%	16.50%	15.33%	14.27%	15.31%	14.82%	15.77%
State Street SPDR MSCI USA Gender Diversity ETF
Prospectus [Line Items]
Average Annual Return, Percent			15.33%		9.43%				11.56%
Performance Inception Date		Mar. 07, 2016
State Street SPDR MSCI USA Gender Diversity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.99%		9.10%				10.63%
State Street SPDR MSCI USA Gender Diversity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.29%		7.40%				9.14%

[1]	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.